Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000254188 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Endowment Style ETF
Class Name	Cambria Endowment Style ETF
Trading Symbol	ENDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Endowment Style ETF (the “Fund”) for the period of April 9, 2025 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/endw. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://cambriafunds.com/endw
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.03%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.03%
Net Assets	$ 106,857,247
Holdings Count | holding	782
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	24.8%
Common Stocks	65.7%
Real Estate Investment Trusts	0.0%*
Cash and Cash Equivalents	9.5%

* Represents less than 0.05%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	5.6%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	4.6%
Broadcom, Inc.	3.7%
JPMorgan Chase & Co.	3.1%
AutoZone, Inc.	2.8%
Apple, Inc.	2.7%
Tesla, Inc.	2.5%
iMGP DBi Managed Futures Strategy ETF	2.2%
Simplify Managed Futures Strategy ETF	2.2%
Amazon.com, Inc.	2.1%

C000254187 [Member]
Shareholder Report [Line Items]
Fund Name	Cambria Tax Aware ETF
Class Name	Cambria Tax Aware ETF
Trading Symbol	TAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Tax Aware ETF (the “Fund”) for the period of December 17, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambriafunds.com/tax. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://cambriafunds.com/tax
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.49%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.49%
Net Assets	$ 27,430,690
Holdings Count | holding	118
Advisory Fees Paid, Amount	$ 62,294
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	19.1%
Information Technology	12.7%
Consumer Discretionary	12.1%
Health Care	8.9%
Financials	7.1%
Communication Services	5.6%
Consumer Staples	4.1%
Energy	2.2%
Utilities	1.3%
Materials	1.2%
Real Estate	0.8%
Cash and Cash Equivalents	24.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Total Stock Market ETF	12.6%
iShares Core S&P 500 ETF	2.8%
Invesco S&P 500 Equal Weight ETF	2.8%
Advanced Micro Devices, Inc.	2.1%
Calamos S&P 500 Structured Alt Protection ETF-December	2.0%
Alpha Architect 1-3 Month Box ETF	1.9%
Sterling Infrastructure, Inc.	1.7%
Urban Outfitters, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
Tenet Healthcare Corp.	1.3%